Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred policy acquisition costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,	December 31,	December 31,
(in millions)	2013	2012	2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.